Note 24 - Employee Benefits	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
24.	EMPLOYEE BENEFITS

The Company sponsors pension plans with defined benefits for employees in Brazil and subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada based on employees' salaries and length of service. The entities are governed by the local regulations and practices of each individual country as well as the relationship with the Company's pension funds and their composition.

Ambev provides post-employment benefits, including pension benefits and medical and dental care. Post-employment benefits are classified as either defined contribution or defined benefit plans.

Defined benefit plans and the other post-employment benefits are not
granted to new retirees.

Defined contribution plans

These plans are funded by the participants and the sponsor and are managed by administered pension funds. During
2020,
the Company contributed
R$61.1
(
R$29.7
and
R$32.2
during
2019
and
2018
) to these funds, which were recorded in expenses. Once the contributions have been paid, the Company has no
further payment obligations.

Defined benefit plans

At
December 31, 2020
the net liability for defined benefit plans consists of the following:

	2020	2019	2018
Present value of funded obligations	(7,582.0)	(5,958.2)	(5,161.0)
Fair value of plan assets	5,533.3	4,582.4	4,059.6
Present value of net obligations	(2,048.7)	(1,375.8)	(1,101.4)
Present value of unfunded obligations	(1,195.6)	(886.8)	(790.9)
Present value of net obligations	(3,244.3)	(2,262.6)	(1,892.3)
Asset ceiling	(160.5)	(297.3)	(298.3)
Net liabilities	(3,404.8)	(2,559.9)	(2,190.6)
Other long term employee benefits	(105.5)	(88.3)	(88.7)
Total employee benefits	(3,510.3)	(2,648.2)	(2,279.3)
Employee benefit amount in the balance sheet
Liabilities	(3,543.9)	(2,704.4)	(2,343.6)
Assets	33.6	56.2	64.3
Net liabilities	(3,510.3)	(2,648.2)	(2,279.3)

The changes in the present value of the defined benefit obligations were as follow:

	2020	2019	2018
Defined benefit obligation at January 1	(6,845.0)	(5,951.9)	(5,785.1)
Acquisitions through shareholding exchange transactions	-	-	3.5
Service costs	(51.4)	(41.6)	(42.5)
Interest costs	(339.4)	(333.6)	(335.7)
Gains and (losses) on settlements or reductions in benefits	44.1	1.2	7.0
Contributions by plan participants	(6.1)	(4.3)	(4.4)
Actuarial gains and (losses) - geographical assumptions	54.5	0.5	9.9
Actuarial gains and (losses) - financial assumptions	(443.6)	(703.2)	(13.1)
Experience adjustments	(180.9)	119.0	106.4
Effect of exchange rate fluctuations	(1,531.7)	(385.7)	(321.0)
Benefits paid	521.9	454.6	423.1
Defined benefit obligation at December, 31	(8,777.6)	(6,845.0)	(5,951.9)

The present value of funded obligations includes
R$705.0
(
R$694.0
in
2019
and
R$677.9
in
2018
) of
two
health care plans for which the benefits were provided directly by Fundação Zerrenner. Fundação Zerrenner is a legally distinct entity whose main goal is to provide the Company's current and retired employees and managers with health care and dental assistance, technical and higher education courses, maintaining facilities for assisting and helping elderly people, among other matters, either through direct initiatives or through financial assistance agreements with other entities.

The changes in the fair value of plan assets are as follow:

	2020	2019	2018
Fair value of plan assets at January 1	4,582.4	4,059.6	4,006.2
Interest income	245.2	257.5	267.8
Administrative costs	(5.2)	(4.1)	(3.8)
Expected return, excluding interest income	89.4	272.6	(168.8)
Contributions by employer	306.8	226.8	213.3
Contributions by plan participants	6.3	4.5	4.7
Exchange differences	812.1	221.1	170.6
Transfers	20.0	-	-
Curtailments, settlements and other	(1.8)	(0.9)	(8.0)
Benefits paid, excluding administrative costs	(521.9)	(454.7)	(422.4)
Fair value of plan assets at December, 31	5,533.3	4,582.4	4,059.6

The real return on plan assets generated in
2020
was a gain of
R$334.7
(gain of
R$530.1
in
2019
).

At
December 31, 2020,
the Company recorded
R$33.6
(
R$56.2
at
December 31, 2019)
up to the asset ceiling
not
exceeding the present value of future benefits.

The changes in the asset ceiling
not
exceeding the present value of future benefits are as follow:

	2020	2019	2018
Asset ceiling impact at January 1	56.2	64.3	58.4
Acquisitions through shareholding exchange transaction	-	-	(4.9)
Interest income/(expenses)	12.2	6.9	4.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	(48.9)	(9.6)	(0.6)
Effects of exchange rate fluctuations	14.1	1.9	7.2
Other	-	(7.3)	-
Asset ceiling impact at December 31	33.6	56.2	64.3

The income/(expense) recognized in the income statement with regard to defined benefit plans is detailed as follows:

	2020	2019	2018
Current service costs	(51.4)	(41.6)	(42.5)
Administrative costs	(5.2)	(4.1)	(3.8)
(Gains) losses on settlement and curtailment	42.6	3.3	7.3
Income from operations	(14.0)	(42.4)	(39.0)
Financial costs	(117.2)	(105.3)	(103.0)
Total employee benefit expenses	(131.2)	(147.7)	(142.0)

The employee benefit revenue/(expenses) is included in the following line items in the income statement:

	2020	2019	2018
Other operating income/(expenses), net	-	(0.2)	-
Cost of sales	(28.9)	(26.5)	(19.2)
Sales and marketing expenses	(9.9)	(8.9)	(8.8)
Administrative expenses	24.8	(6.8)	(11.0)
Financial expenses	(117.2)	(105.3)	(103.0)
	(131.2)	(147.7)	(142.0)

The assumptions used in the calculation of the obligations are as follow:

	2020 (i)	2019 (i)	2018 (i)
Discount rate	2.4% to 10.0%	3.1% to 9.7%	3.9% to 9.6%
Inflation	2.0% to 3.5%	2.0% to 3.8%	2.0% to 4.0%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.0% to 3.8%	2.0% to 3.8%	2.0% to 4.0%
Medical cost trend rate	4.5% to 6.9% p.a. reducing to 6.9%	4.5% to 7.4% p.a. reducing to 7.4%	4.5% to 7.9% p.a. reducing to 7.9%
Dental claims trend rate	3.3%	3.8%	4.0%

Life expectation for an over 65 years old male	84 to 87	83 to 87	83 to 87
Life expectation for an over 65 years old female	86 to 89	86 to 89	85 to 89

(i) Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Through its defined benefit pension plans and post-employment medical plans, the Company is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility

The plan liabilities are calculated using a discount rate pegged to high-quality private securities; If plan assets underperform this yield, the Company's net defined benefit obligation may
increase. Most of the Company's funded plans hold a significant proportion of equities, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term. As the plans mature, the Company usually reduces the level of investment risk by investing more in assets that better match the liabilities.

Changes in bond yields

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans' bond holdings.

Inflation risk

Some of the Company's pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan's assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation could potentially increase the Company's net benefit obligation.

Life expectancy

Most of the plans' obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans' liabilities.

Investment strategy

In the case of funded plans, the Company ensures that the investment positions are managed within an asset-liability matching (“ALM”) framework to ensure long-term investments that are in line with the Company's obligations under the pension schemes. Within this framework, the Company's ALM objective is to match the assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency.

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

		2020		2019		2018
In millions of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(139.4)	118.6	(47.0)	40.2	(113.8)	98.0
Discount rate	50 bases points	461.0	(492.6)	211.9	(225.6)	295.8	(314.4)
Future salary increase	50 bases points	(24.3)	23.3	(5.4)	5.1	(24.2)	23.0
Longevity	One year	(295.6)	287.1	(129.5)	125.9	(177.8)	174.0

The data presented in these tables are purely hypothetical and are based on changes in individual assumptions holding all other assumptions constant: economic conditions and changes therein always affect the other assumptions at the same time and its effects are not
linear. Therefore, the above information is
not
necessarily a reasonable representation of future results.

The plans assets at
December 31, 2020,
2019
and
2018
consist of the following:

	2020			2019			2018
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	52%	-	52%	50%	-	50%	50%	-	50%
Corporate bonds	6%	-	6%	7%	-	7%	7%	-	7%
Equity instruments	6%	-	6%	13%	-	13%	13%	-	13%
Cash	1%	-	1%	1%	-	1%	1%	-	1%
Others	35%	-	35%	29%	-	29%	29%	-	29%

The overall expected rate of return is calculated by weighting the individual rates in accordance with the expected Ambev's share of the total investment portfolio.

Ambev expects to contribute approximately
R$371.2
to its defined benefit plans in
2021.